DWS Tax-Exempt Portfolio Investment Objectives and Goals - Tax Free Investment Class [Member] - DWS Tax-Exempt Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Tax-Exempt Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.